WARRANTS LIABILITY (Details 2) - Maxim Group LLC [Member] - November 2015 Warrants [Member]	12 Months Ended
Dec. 31, 2016
Dividend yield	0.00%
Risk-free interest rate	1.74%
Expected term (years)	5 years
Volatility	202.00%